Equity Incentive Plan	12 Months Ended
Dec. 31, 2017
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Equity Incentive Plan

NOTE 16 - EQUITY INCENTIVE PLAN

At the Company’s 2014 annual meeting, the shareholders adopted the Company’s 2014 Incentive Plan (“2014 Incentive Plan”). The 2014 Incentive Plan authorizes the Company to grant options, stock awards, stock units and other awards for up to 375,000 common shares of the Company. There were 292,209 shares available for grants under this plan at December 31, 2017.

During each of the last two years, the Board of Directors has awarded restricted common shares to senior officers of the Company. The restricted shares vest ratably over a three-year period following the grant date. The product of the number of restricted shares granted and the grant date market price of the Company’s common shares determines the fair value of restricted shares under the Company’s 2014 Incentive Plan. Management recognizes compensation expense for the fair value of restricted shares on a straight-line basis over the requisite service period for the entire award.

On January 4, 2016, directors of the Company’s banking subsidiary, Civista, were paid a retainer in the form of non-restricted common shares of the Company. The aggregate of 2,730 common shares were issued to Civista directors as payment of their retainer for their service on the Civista Board of Directors covering the period up to the 2016 Annual Meeting. This issuance was expensed in its entirety when the shares were issued in the amount of $32.

On May 17, 2016, directors of the Company’s banking subsidiary, Civista, were paid a retainer in the form of non-restricted common shares of the Company. The aggregate of 12,285 common shares were issued to Civista directors as payment of their retainer for their service on the Civista Board of Directors covering the period up to the 2017 Annual Meeting. This issuance was expensed in its entirety when the shares were issued in the amount of $130.

On May 16, 2017, directors of the Company’s banking subsidiary, Civista, were paid a retainer in the form of non-restricted common shares of the Company. The aggregate of 6,804 common shares were issued to Civista directors as payment of their retainer for their service on the Civista Board of Directors covering the period up to the 2018 Annual Meeting. This issuance was expensed in its entirety when the shares were issued in the amount of $144.

Finally, on September 11, 2017, a newly appointed director of the Company’s banking subsidiary, Civista, was paid a retainer in the form of non-restricted common shares of the Company. The aggregate of 367 common shares was issued as payment of her retainer for her service on the Civista Board of Directors covering the period up to the 2018 Annual Meeting. This issuance was expensed in its entirety when the shares were issued in the amount of $8.

No options had been granted under the 2014 Incentive Plan as of December 31, 2017 and 2016.

The Company classifies share-based compensation for employees with “Salaries, wages and benefits” in the Consolidated Statements of Operations.

The following is a summary of the status of the Company’s restricted shares, and changes therein during the twelve months ended December 31, 2017 and 2016:

	December 31, 2017		December 31, 2016
	Number of Restricted Shares	Weighted Average Grant Date Fair Value	Number of Restricted Shares	Weighted Average Grant Date Fair Value
Nonvested at beginning of period	37,050	$10.77	16,983	$10.82
Granted	17,898	22.15	28,864	10.75
Vested	(12,810)	10.76	(5,657)	10.82
Forfeited	—	—	(3,140)	10.87
Nonvested at end of period	42,138	15.60	37,050	10.77

NOTE 16 - EQUITY INCENTIVE PLAN (Continued)

The following is a summary of the status of the Company’s awarded restricted shares as of December 31, 2017:

At December 31, 2017
Date of Award	Shares	Remaining Expense	Remaining Vesting Period (Years)
January 15, 2016	10,260	$66	3.00
March 11, 2016	15,748	33	1.00
March 20, 2017	11,713	110	2.00
March 20, 2017	6,185	108	4.00
	43,906	$317	2.79

During the twelve months ended December 31, 2017, the Company recorded $274 of share-based compensation expense and $152 of director retainer fees for shares granted under the 2014 Incentive Plan. At December 31, 2017, the total compensation cost related to unvested awards not yet recognized is $317, which is expected to be recognized over the weighted average remaining life of the grants of 2.79 years.